Accrued Expenses and Other Current Liabilities (Tables)	12 Months Ended
Mar. 31, 2025
Payables and Accruals [Abstract]
Schedule of Components of Accrued Expenses and Other Current Liabilities

Components of accrued expenses and other current liabilities are as follows as of March 31:

	As of March 31,
	2025	2024
	USD	USD

Accruals for operating expenses	153,851	30,907
Accrued payroll	251,696	98,961
Other payables	6,923	6,923
Total	412,470	136,791